Commitment and Contingencies - Future Minimum Commitments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Less than 1 year	$ 4,500
1-3 years	12,000
3-5 years	0
More than 5 years	0
Total	$ 16,500